Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Liabilities and Assets	Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:
	December 31,
	2023	2022

Net operating loss carry-forward (1)	$6,179	$6,814
Net capital loss carry-forward (1)	6,848	6,848
Allowances and provisions	240	176
Intangible assets, net	(128)	(89)

	13,139	13,749

Valuation allowance (2)	$(13,139)	$(13,749)

Net deferred tax Liability	$-	$-
(1)	See Note 14b.
(2)	In the years 2023 and 2022, the Company has provided valuation allowances on deferred tax assets that result from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2023 was mainly due to Utilization of net operating loss carry forward in the amount of $635 for which deferred tax asset was not recognized.

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:
	Year ended December 31,
	2023	2022	2021

Current	$4	6	$2
Other	-	-	(41)

	$4	6	$(39)

Domestic	$-	-	$(41)
Foreign	4	6	2

	$4	6	$(39)

Schedule of Income (Loss) Before Taxes on Income	Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2023	2022	2021

Domestic	$1,990	1,276	$389
Foreign	19	6	23

	$2,009	1,282	$412